Summary of Significant Accounting Policies - Summary of Contract and Refund Liabilities Arising from Contract with Customers (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Contract With Customer Refund Liability [Abstract]
Deferred revenue, current	¥ 596,307	$ 91,388	¥ 243,521	¥ 243,521	¥ 75,737
Deferred revenue, non-current	1,982	$ 304		652
Refund liabilities	¥ 22,869			¥ 5,907